SHORT-TERM INVESTMENT	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENT
SHORT-TERM INVESTMENT

5.                                      SHORT-TERM INVESTMENT

Short-term investment is the held-to-maturity securities purchased in December 2012.  As of December 31, 2012, the Company’s held-to-maturity securities carried at amortized cost of $1,765. The held-to-maturity securities are not allowed to be redeemed early before its maturity. The carrying amounts of the held-to-maturity securities approximate their fair value due to their short-term nature, which are within one-year maturity period.